Income Taxes (Details 1)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Taxes
Federal statutory tax rate	21.00%	21.00%
Valuation allowance	(21.00%)	(21.00%)
Effective income tax rate	0.00%	0.00%